Shareholders' Equity - Summary of Ordinary Shares Issued and Outstanding (Details) - shares	Jun. 30, 2024	Dec. 31, 2023
Class Of Stock [Line Items]
Ordinary shares, shares issued	41,087,901	41,082,948
Ordinary shares, shares outstanding	41,087,901	41,082,948
Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, shares issued	41,087,901	39,466,581
Ordinary shares, shares outstanding	41,087,901	39,466,581
Ordinary and Deferred Shares
Class Of Stock [Line Items]
Ordinary shares, shares issued	41,087,902	41,082,949
Ordinary shares, shares outstanding	41,087,902	41,082,949
Class A Non Voting Ordinary Share
Class Of Stock [Line Items]
Ordinary shares, shares issued		1,616,367
Ordinary shares, shares outstanding		1,616,367
Deferred Shares
Class Of Stock [Line Items]
Ordinary shares, shares issued	1	1
Ordinary shares, shares outstanding	1	1